Schedule of investments
Delaware Select Growth Fund	July 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.54%♦
Communication Services — 9.47%
Charter Communications Class A †	1,400	$812,000
GCI Liberty Class A †	7,059	553,355
Match Group †	66,260	6,804,902
Netflix †	18,785	9,183,611
New York Times Class A	276,353	12,750,927
		30,104,795
Consumer Discretionary — 13.55%
Amazon.com †	3,486	11,032,075
Arco Platform Class A †	7,662	333,680
Burlington Stores †	2,068	388,784
Chipotle Mexican Grill †	3,365	3,887,113
Domino's Pizza	6,912	2,672,248
DR Horton	93,947	6,215,534
Dunkin' Brands Group	3,049	209,558
Farfetch Class A †	50,055	1,282,910
Lululemon Athletica †	20,920	6,811,343
MercadoLibre †	220	247,416
NIKE Class B	122	11,909
Papa John's International	14,517	1,374,324
Shake Shack Class A †	26,509	1,287,012
Stitch Fix Class A †	107,636	2,384,137
Tesla †	696	995,809
Wyndham Hotels & Resorts	9,608	424,289
YETI Holdings †	71,984	3,519,298
		43,077,439
Consumer Staples — 5.12%
Boston Beer Class A †	7,484	6,065,333
Grocery Outlet Holding †	231,862	10,199,609
		16,264,942
Financials — 2.23%
KKR & Co. Class A	200,137	7,078,845
LendingTree †	51	17,661
		7,096,506
Healthcare — 13.99%
ABIOMED †	3,028	908,218
DexCom †	14,563	6,342,769
Exact Sciences †	73,659	6,979,190
Haemonetics †	13,110	1,149,223
Illumina †	12,481	4,769,739
NQ-316 [7/20] 9/20 (1326020)    1

Schedule of investments
Delaware Select Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Healthcare (continued)
Intuitive Surgical †	8,332	$5,711,086
IQVIA Holdings †	46,293	7,332,348
Nevro †	6,584	875,409
Silk Road Medical †	25,734	1,195,602
Teladoc Health †	6,760	1,606,379
Twist Bioscience †	49,809	2,791,296
Vertex Pharmaceuticals †	16,883	4,592,176
Zoetis	1,329	201,583
		44,455,018
Industrials — 5.33%
Cintas	17,361	5,240,765
Lyft Class A †	16,998	496,852
SiteOne Landscape Supply †	17,021	2,179,199
Uber Technologies †	242,620	7,341,681
Waste Management	15,277	1,674,359
		16,932,856
Materials — 1.37%
Ball	59,154	4,355,509
		4,355,509
Technology — 47.48%
Adobe †	10,942	4,861,749
Apple	21,400	9,095,856
Autodesk †	1,061	250,852
Bill.com Holdings †	5,805	540,504
Coupa Software †	33,375	10,227,769
DocuSign †	41,717	9,045,497
Global Payments	33,905	6,035,768
Guidewire Software †	1,983	233,320
LiveRamp Holdings †	204,061	9,299,060
Marvell Technology Group	160,787	5,863,902
Microsoft	62,632	12,840,186
NVIDIA	24,289	10,312,867
Paycom Software †	9,225	2,623,313
PayPal Holdings †	37,407	7,334,390
RingCentral Class A †	24,925	7,234,980
Sailpoint Technologies Holdings †	253,618	7,988,967
ServiceNow †	22,027	9,674,258
Square Class A †	90,458	11,745,971
Trade Desk Class A †	15,053	6,793,720
Twilio Class A †	46,866	13,001,566
2    NQ-316 [7/20] 9/20 (1326020)

(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
Varonis Systems †	13,631	$1,476,919
Wix.com †	15,194	4,413,553
		150,894,967
Total Common Stock (cost $260,030,422)		313,182,032
Total Value of Securities—98.54% (cost $260,030,422)		313,182,032
Receivables and Other Assets Net of Liabilities—1.46%		4,644,839
Net Assets Applicable to 8,170,980 Shares Outstanding—100.00%		$317,826,871
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
NQ-316 [7/20] 9/20 (1326020)    3